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WASHINGTON NATIONAL INSURANCE COMPANY





ANNUAL REPORT
TO CONTRACT OWNERS
DECEMBER 31, 1999





           Separate Account 1 of Washington National Insurance Company

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 1999

================================================================================
SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY                 PAGE
Statement of Assets and Liabilities as of December 31, 1999 ...............   1
Statements of Operations and Statements of Changes in Net Assets
 for the Year Ended December 31, 1999 .....................................   2
Statements of Operations and Statements of Changes in Net Assets
 for the Year Ended December 31, 1998 .....................................   3
Notes to Financial Statements .............................................   4
Report of Independent Accountants .........................................   5

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1999

================================================================================
                                                                       NET ASSET
                                            SHARES         COST          VALUE
                                          --------------------------------------
Assets:
   Investments in portfolio shares,
      at net asset value (Note 2) Scudder Variable
     Life Investment Fund:
       Bond Portfolio ...................   736,277.9  $ 4,902,272  $ 4,778,443
       Capital Growth Portfolio ......... 1,515,373.0   26,639,270   44,142,818
       Growth and Income Portfolio ......   206,778.2    2,327,377    2,266,289
       Money Market Portfolio ...........   182,701.7      182,702      182,702
--------------------------------------------------------------------------------
         Total assets............................................   $51,370,252
================================================================================
Liabilities:
   Amounts due to Washington National Insurance Company..........        51,864
--------------------------------------------------------------------------------
         Net assets..............................................   $51,318,388
================================================================================

                                                          UNIT      TOTAL VALUE
                                             UNITS        VALUE       OF UNITS
                                          -------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity
    reserves:
     Scudder Variable Life Investment
      Fund:
       Bond Portfolio.................... 1,678,026.0    $2.844802  $ 4,773,651
       Capital Growth Portfolio.......... 4,991,248.6     8.835121   44,098,284
       Growth and Income Portfolio....... 1,383,231.7     1.636791    2,264,061
       Money Market Portfolio............    88,378.3     2.063768      182,392
--------------------------------------------------------------------------------
         Net assets..............................................   $51,318,388
================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                CAPITAL     GROWTH AND       MONEY
                                                                   BOND         GROWTH        INCOME         MARKET         TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends from investments in portfolio shares...........     $ 262,958   $ 3,808,972     $ 195,239       $18,844   $ 4,286,013
Expenses:
   Mortality and expense risk fees .........................        60,821       443,461        27,255         4,605       536,142
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income..................................       202,137     3,365,511       167,984        14,239     3,749,871
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments in
    portfolio shares .......................................        (3,514)    2,142,618       135,022            --     2,274,126
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares......................       313,456)    5,914,642      (180,377)           --     5,420,809
-----------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares...      (316,970)    8,057,260       (45,355)           --     7,694,935
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations   $(114,833)  $11,422,771      $ 122,629      $14,239   $11,444,806
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CAPITAL     GROWTH AND      MONEY
                                                                   BOND         GROWTH        INCOME        MARKET         TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income....................................    $  202,137   $ 3,365,511    $  167,984      $ 14,239   $ 3,749,871
   Net realized gains (losses) on sales of investments
    in portfolio shares                                             (3,514)    2,142,618       135,022            --     2,274,126
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares......................      (313,456)    5,914,642      (180,377)           --     5,420,809
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations      (114,833)   11,422,771       122,629        14,239    11,444,806
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................       117,858       494,458        59,417        24,017       695,750
   Contract redemptions.....................................      (918,368)   (5,160,295)     (339,844)     (284,123)   (6,702,630)
   Net transfers............................................       193,404       844,570       (24,697)      (63,276)      950,001
-----------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners'
      transactions..........................................      (607,106)   (3,821,267)     (305,124)     (323,382)   (5,056,879)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets..............      (721,939)    7,601,504      (182,495)     (309,143)    6,387,927
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................     5,495,590    36,496,780     2,446,556       491,535    44,930,461
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year............................    $4,773,651   $44,098,284    $2,264,061     $ 182,392   $51,318,388
===================================================================================================================================

                                 The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1998


===================================================================================================================================
                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CAPITAL     GROWTH AND       MONEY
                                                                   BOND         GROWTH        INCOME        MARKET         TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends from investments in portfolio shares...........      $338,992    $2,029,609     $ 205,611       $23,893    $2,598,105
Expenses:
   Mortality and expense risk fees..........................        64,388       398,751        28,924         5,418       497,481
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income..................................       274,604     1,630,858       176,687        18,475     2,100,624
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
   appreciation (depreciation) of investments:
     Net realized gains on sales of investments
        in portfolio shares.................................        32,272     1,616,066       117,297           --      1,765,635
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares..................       (19,263)    3,522,505      (187,253)           --     3,315,989
-----------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares...        13,009     5,138,571       (69,956)          --      5,081,624
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets from operations.........      $287,613    $6,769,429     $ 106,731       $18,475    $7,182,248
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1998


===================================================================================================================================
                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CAPITAL     GROWTH AND       MONEY
                                                                   BOND         GROWTH        INCOME        MARKET         TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income....................................    $  274,604   $ 1,630,858    $  176,687      $ 18,475   $ 2,100,624
   Net realized gains on sales of investments in
     portfolio shares                                               32,272     1,616,066       117,297            --     1,765,635
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares.....................       (19,263)    3,522,505      (187,253)           --     3,315,989
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations...........       287,613     6,769,429       106,731        18,475     7,182,248
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................       152,379       733,726        75,815        24,536       986,456
   Contract redemptions.....................................      (509,961)   (3,741,351)     (110,947)      (81,634)   (4,443,893)
   Net transfers............................................        90,377      (170,084)      338,342        99,416       358,051
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions.........................................      (267,205)   (3,177,709)      303,210        42,318    (3,099,386)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets.........................        20,408     3,591,720       409,941        60,793     4,082,862
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................     5,475,182    32,905,060     2,036,615       430,742    40,847,599
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year............................    $5,495,590   $36,496,780    $2,446,556     $ 491,535   $44,930,461
===================================================================================================================================

                       The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1999 AND 1998


================================================================================
(1)  GENERAL
   The  Separate  Account  I  of  Washington  National  Insurance  Company  (the
"Account") was established in 1982 as a segregated investment account for individual annuity contracts which are registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. The Account was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective July 1, 1996, the Account was restructured into a single unit investment trust which invests solely in shares of the portfolios of the Scudder Variable Life Investment Fund (the "Fund"), a diversified open-end management investment company. The investment options available are the Bond, Capital Growth, Growth and Income and Money Market portfolios.

   The operations of the Account are included in the operations of Washington National Insurance Company ("the Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported increases and decreases in net assets during the reporting period. Actual results could differ from these estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 1999 and 1998, was $6,781,814 and $6,249,235,
respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1999 and 1998, were $8,029,201 and $7,247,998, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.

   The Company deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $375,299 and $348,238 for the years ended December 31, 1999 and 1998, respectively.

   The Company deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees were $160,843 and $149,243 for the years ended December 31, 1999 and 1998, respectively.

   An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees were $18,510 and $20,931 for the years ended December 31, 1999 and 1998, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

   The Company deducts a contingent deferred sales charge of 6 percent on any amounts withdrawn which are in excess of 10 percent of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $65,789 and $73,059 for the years ended December 31, 1999 and 1998, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account I of Washington National Insurance Company (the "Account") at December 31, 1999 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the fund, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSE COOPER LLP
-------------------------------
PRICEWATERHOUSE COOPER LLP

Indianapolis
February 10, 2000


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================================================================================
SEPARATE ACCOUNT 1 OF
WASHINGTON NATIONAL INSURANCE COMPANY
SPONSOR
Washington National Insurance Company - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

              WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
       IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF
         MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
                                   PRODUCTS,  HELPING 12 MILLION CUSTOMERS STEP
                                            UP TO A BETTER, MORE SECURE FUTURE.

                                          Washington National Insurance Company
                                                11815 North Pennsylvania Street
                                                          Carmel, Indiana 46032


                                                         WNIC003 (2/00)   06104
                                  (c) 1999 Washington National Insurance Company



                                                                WWW.CONSECO.COM




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